Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.	Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2019
Opening net book amount	306	414	364	1,084
Additions	114	102	107	323
Exchange differences	1	(5)	(13)	(17)
Disposals	—	(2)	—	(2)
Depreciation charge	(217)	(133)	(212)	(562)
Closing net book value	204	376	246	826

As of June 30, 2019
Cost	4,207	1,304	3,023	8,534
Accumulated depreciation	(4,003)	(928)	(2,777)	(7,708)
Net book value	204	376	246	826

Year Ended June 30, 2020
Opening net book amount	204	376	246	826
Additions	1,393	458	152	2,003
Exchange differences	(2)	9	43	50
Disposals	—	—	(1)	(1)
Depreciation charge	(259)	(136)	(190)	(585)
Closing net book value	1,336	707	250	2,293

As of June 30, 2020
Cost	5,598	1,766	3,182	10,546
Accumulated depreciation	(4,262)	(1,059)	(2,932)	(8,253)
Net book value	1,336	707	250	2,293

Schedule of Right-of-Use Assets

Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2020
Opening net book amount	—	—	—
Initial recognition under IFRS 16 adoption	4,897	—	4,897
Additions	—	3,844	3,844
Reassessment	321	998	1,319
Exchange differences	51	—	51
Depreciation charge	(1,509)	(624)	(2,133)
Closing net book value	3,760	4,218	7,978

As of June 30, 2020
Cost	5,269	4,842	10,111
Accumulated depreciation	(1,509)	(624)	(2,133)
Net book value	3,760	4,218	7,978

Summary of Lease Liabilities	Lease liabilities
(in U.S. dollars, in thousands)	As of June 30, 2020	As of June 30, 2019
Current	3,519	—
Non-current	6,317	—
Lease liabilities included in the statement of financial position	9,836	—

Summary of Intangible Assets
c.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2019
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Additions	—	100	—	—	100
Exchange differences	—	(4)	—	1	(3)
Amortization charge	—	(122)	—	(1,455)	(1,577)
Closing net book amount	134,453	1,744	427,779	19,150	583,126

As of June 30, 2019
Cost	134,453	2,822	489,698	23,999	650,972
Accumulated amortization	—	(1,078)	—	(4,849)	(5,927)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,744	427,779	19,150	583,126

Year Ended June 30, 2020
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Additions	—	50	—	—	50
Exchange differences	—	(2)	—	1	(1)
Amortization charge	—	(119)	—	(1,455)	(1,574)
Closing net book amount	134,453	1,673	427,779	17,696	581,601

As of June 30, 2020
Cost	134,453	2,862	489,698	24,000	651,013
Accumulated amortization	—	(1,189)	—	(6,304)	(7,493)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,673	427,779	17,696	581,601

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Cardiovascular products (1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions (2)	70,730	70,730
Osiris MSC products (3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes RYONCIL for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

Summary of Provisions

	As of			As of
	June 30, 2020			June 30, 2019
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	19,699	25,467	45,166	1,033	46,501	47,534
Employee benefits	5,748	83	5,831	4,231	86	4,317
Provision for license agreements	3,750	2,013	5,763	2,000	1,742	3,742
	29,197	27,563	56,760	7,264	48,329	55,593

Summary of Deferred Tax Balances

(i) Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	72,899	61,742
Other temporary differences	6,196	3,687
Total deferred tax assets	79,095	65,429

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	79,825	76,553
Total deferred tax liabilities	79,825	76,553
Net deferred tax liabilities	730	11,124

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	79,095	65,429

Deferred tax liabilities expected to be settled within 12 months	99	99
Deferred tax liabilities expected to be settled after 12 months	79,726	76,454

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(5,838)	(3,018)	(99)	(8,955)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(10,727)	(1,960)	3,272	(9,415)
- directly to equity	(430)	(549)	—	(979)
As of June 30, 2020	(72,899)	(6,196)	79,825	730

(1)	Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Opening balance(1)	10,000	—
Milestone consideration received during the period(2)	2,500	20,000
Amount recognized as revenue during the period(1)	(10,000)	(10,000)
Balance as of the end of the period	2,500	10,000

(1)

The $10.0 million opening balance in deferred consideration represents the portion of the $20.0 million up-front technology access fee received from Tasly that had not been recognized as revenue. In accordance with the Group’s accounting policy, revenue related to the licensing of intellectual property is only recognized to the extent that control has been transferred to the customer. In the year ended June 30, 2020, the Group recognized the remaining $10.0 million of the up-front technology access fee received in revenue as the control for this portion of revenue was transferred to Tasly based on our decision regarding the exercise of our rights in the terms and conditions of the agreement.

(2)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2020.